CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	[1]	$ 133,496	$ 129,135
Restricted cash and short-term deposits	[1]	3,350	3,435
Trade accounts and other receivable		9,511	2,467
Intangible assets, net		825	5,552
Inventories		3,659	991
Other current assets		3,412	3,758
Total current assets		154,253	145,338
Non-current assets
Restricted cash	[1]	492	507
Intangible assets, net		9,438	8,315
Newbuildings		181,904	0
Vessels and equipment, net		1,700,063	1,893,407
Other non-current assets		10,793	10,494
Total assets		2,056,943	2,058,061
Current liabilities
Current portion of long-term debt and short-term debt		194,413	180,065
Trade accounts payable		12,231	2,576
Accrued expenses		42,275	51,275
Total current liabilities		293,330	278,589
Non-current liabilities
Long-term debt		866,671	958,237
Other non-current liabilities		90,362	105,722
Total liabilities		1,250,363	1,342,548
Commitments and contingencies
EQUITY
Owners' / Parent's equity includes 53,688,462 (2021: 1,010,000) common shares of $1.00 each issued and outstanding		53,703	53,688
Additional paid-in capital		509,327	507,127
Retained earnings		172,960	85,742
Total Owners' Equity		735,990	646,557
Non-controlling interests		70,590	68,956
Total equity	[2]	806,580	715,513
Total liabilities and equity		2,056,943	2,058,061
Related Party
Current liabilities
Other current liabilities		757	1,626
Nonrelated Party
Current liabilities
Other current liabilities		$ 43,654	$ 43,047

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.